Unaudited Consolidated Statement of Changes in Total Equity - 9 months ended Sep. 30, 2017 - USD ($) $ in Thousands	Total	Redeemable Non-controlling Interest	Common Stock	Common Stock and Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Non-controlling Interests
Beginning Balance at Dec. 31, 2016	$ 4,089,293			$ 887,075	$ 22,893	$ (10,603)	$ 3,189,928
Beginning Balance, Shares at Dec. 31, 2016	86,149,975		86,150,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (496,833)				(137,990)		(358,843)
Reclassification of redeemable non-controlling interest in net income	(18,610)						(18,610)
Other comprehensive income (loss)	(197)					753	(950)
Dividends declared	(101,342)				(14,250)		(87,092)
Reinvested dividends	3			3
Reinvested dividends, Shares			1,000
Employee stock compensation and other (note 9)	5,016			5,016
Employee stock compensation and other (note 8), Shares			112,000
Dilution gains on equity issuances of subsidiaries (note 5)	35,545				35,545
Impact of deconsolidation of Teekay Offshore (note 3)	(881,830)					643	(882,473)
Changes to non-controlling interest from equity contributions and other	(8,887)					(22)	(8,865)
Ending Balance at Sep. 30, 2017	$ 2,622,158			$ 892,094	$ (93,802)	$ (9,229)	$ 1,833,095
Ending Balance, Shares at Sep. 30, 2017	86,262,990		86,263,000
Beginning balance at Dec. 31, 2016		$ 249,102
Increase (Decrease) in Temporary Equity [Roll Forward]
Reclassification of redeemable non-controlling interest in net income		18,610
Dividends declared		(13,699)
Impact of deconsolidation of Teekay Offshore (note 3)		(255,802)
Changes to non-controlling interest from equity contributions and other		1,789
Ending balance at Sep. 30, 2017		$ 0